Segment Reporting - Shedule of reconciliation of total segment gross profit (Details) - Reportable Segment [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total segment gross profit	$ 22,426	$ 25,712
Less: Advertising and marketing	95	80
Less: Research and development	3,848	5,757
Less: General and administrative	6,933	8,678
Less: Payroll and payroll taxes	13,837	12,017
Less: Professional fees	4,372	7,076
Less: Stock compensation expense	624	1,853
Less: Depreciation and amortization	2,264	2,553
Less: Impairment of goodwill	6,675	0
Less: Impairment of intangible assets	3,028	0
Less: Restructuring charges	1,636	0
Less: Other expense, net	(4,800)	(40,510)
Loss before provision for income taxes	$ (25,686)	$ (52,812)